Property, Plant and Equipment (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Land	¥ 282,484	¥ 272,233
Buildings	1,570,024	1,447,838
Machinery and equipment	1,736,107	1,586,827
Construction in progress	73,645	112,919
Property, Plant and Equipment, Gross, Total	3,662,260	3,419,817
Less accumulated depreciation	(2,383,530)	(2,159,453)
Property, plant and equipment, net (Notes 5 and 6)	¥ 1,278,730	¥ 1,260,364